Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 25.2%
1,480,000	Alexandria Real Estate Equities, Inc.	3.38%	08/15/2031	1,610,146
1,485,000	American Tower Corp.	3.60%	01/15/2028	1,617,261
1,660,000	Analog Devices, Inc.	1.70%	10/01/2028	1,662,509
1,660,000	Brunswick Corp.	2.40%	08/18/2031	1,605,073
1,505,000	Citigroup, Inc.	3.20%	10/21/2026	1,622,806
1,645,000	Clorox Co.	1.80%	05/15/2030	1,601,562
745,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	802,961
733,000	Comcast Corp.	3.40%	04/01/2030	807,151
735,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	804,306
1,510,000	Crown Castle International Corp.	3.30%	07/01/2030	1,608,983
725,000	Dollar General Corp.	3.88%	04/15/2027	809,016
1,435,000	Dollar Tree, Inc.	4.20%	05/15/2028	1,616,513
1,630,000	Enel Finance International N.V.^	1.88%	07/12/2028	1,622,921
710,000	Exelon Corp.	4.05%	04/15/2030	804,312
760,000	Fortis, Inc.	3.06%	10/04/2026	815,508
745,000	Hasbro, Inc.	3.50%	09/15/2027	813,233
735,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	813,786
1,405,000	Keysight Technologies, Inc.	4.60%	04/06/2027	1,621,205
800,000	LYB International Finance III LLC	2.25%	10/01/2030	800,463
780,000	Morgan Stanley	3.75%	02/25/2023	815,762
1,620,000	NextEra Energy Capital Holdings, Inc.	1.90%	06/15/2028	1,620,619
685,000	Northrop Grumman Corp.	4.40%	05/01/2030	803,136
1,480,000	NXP BV^	3.88%	06/18/2026	1,630,652
1,535,000	Oracle Corp.	2.80%	04/01/2027	1,626,217
1,640,000	PerkinElmer, Inc.	1.90%	09/15/2028	1,627,537
1,080,000	Southwest Airlines Co.	5.25%	05/04/2025	1,219,430
1,265,000	SYSCO Corp.	5.95%	04/01/2030	1,608,393
1,635,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	1,608,869
750,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	816,911
1,595,000	Verizon Communications, Inc.	2.10%	03/22/2028	1,618,980
1,515,000	Wells Fargo & Co.	3.00%	10/23/2026	1,623,917
945,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,010,724
805,000	Xylem, Inc.	1.95%	01/30/2028	809,980
Total Corporate Bonds & Notes (Cost $40,998,639)				41,900,842

Mortgage Backed Securities - 24.8%
825,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.43%	09/15/2034	823,253
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	1.68%	04/15/2036	745,559
1,552,500	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	1.75%	09/15/2036	1,557,647
460,798	BX Commercial Mortgage Trust, Series 2020-BXLP C (1 Month LIBOR USD + 1.25%)^	1.33%	12/15/2036	461,217
500,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.38%	11/15/2032	500,605
1,250,000	BX Trust, Series 2021-SDMF B(1 Month LIBOR USD + 0.74%)^	8.38%	09/15/2034	1,249,610
750,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.51%	05/15/2036	751,620
1,000,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.68%	05/15/2036	1,004,339
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	503,868
307	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	316
93,858	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	1.89%	05/01/2033	93,778
1,472,027	FHLMC PC, Pool# QA-2240	2.50%	04/01/2048	1,522,475
44,266	FHLMC REMIC, Series 4665 KA	4.00%	12/15/2042	44,295
1,610,930	FHLMC REMIC, Series 4774 LP	3.50%	09/15/2046	1,671,425
104,447	FHLMC REMIC, Series 4840 BK	4.50%	09/15/2046	106,441
920,651	FHLMC REMIC, Series 5145 AB	1.50%	09/25/2049	919,842
1,477,182	FHLMC REMIC, Series 5129 KA	1.00%	11/25/2049	1,479,363
1,658,903	FHLMC REMIC, Series 5129 DM	1.00%	08/25/2050	1,640,404
1,570,704	FHLMC REMIC, Series 5115 KC	1.00%	12/25/2050	1,555,405
1,694,822	FHLMC REMIC, Series 5139 DH	2.00%	02/25/2051	1,699,531
1,627,556	FHLMC REMIC, Series 5127 ME	1.00%	07/25/2051	1,604,554
1,420,943	FHLMC REMIC, Series 4634 MA	4.50%	11/15/2054	1,492,616
853,581	FHMS, Series Q-006 APT1#	2.83%	04/25/2028	896,944
227,401	FHMS, Series Q-006 APT2#	2.60%	10/25/2028	237,169
267,964	FHMS, Series Q-010 APT1#	2.89%	04/25/2046	269,350
269,117	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	272,546
332,339	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	349,678
778,802	FHMS, Series Q-013 APT1#	1.18%	05/25/2050	787,820
750,000	FNMA, Pool# BL1160	3.64%	01/01/2026	798,392
9,517	FNMA, Pool# 628837	6.50%	03/01/2032	10,773
551,638	FNMA, Pool# MA2998	3.50%	04/01/2032	594,534
45,656	FNMA, Pool# 663238	5.50%	09/01/2032	51,159
23,650	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	1.77%	11/01/2033	23,759
10,260	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	10,264
23,520	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	1.65%	02/01/2034	23,653
480,310	FNMA, Pool# MA2897	3.00%	02/01/2037	509,182
95,393	FNMA, Pool# BN0202	5.50%	09/01/2048	107,828
1,625,190	FNMA, Pool# BQ2613	2.50%	10/01/2050	1,676,686
61,364	FNMA REMIC Trust, Series 2016-M5 (1 Month LIBOR USD + 0.72%)	0.81%	04/25/2023	61,476
326,850	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	11,776
243,760	FNMA REMIC Trust, Series 2020-6 GL	3.00%	04/25/2043	246,425
252,124	FNMA REMIC Trust, Series 2017-44 BA	3.50%	01/25/2044	254,288
481,340	FNMA REMIC Trust, Series 2016-M10	2.35%	11/25/2045	499,507
775,907	FNMA REMIC Trust, Series 2020-10 Q	3.00%	03/25/2050	805,297
1,150,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.69%	10/25/2039	1,203,104
750,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	823,404
500,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.41%	01/25/2053	531,524
13,600	GNMA, Pool# 781186X	9.00%	06/15/2030	13,719
3,258,567	GNMA REMIC Trust, Series 2021-093 PC	1.00%	09/20/2050	3,227,078
2,672,295	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	2,574,944
700,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	1.68%	09/17/2029	697,905
500,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.13%	05/15/2036	500,626
500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	509,623
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.78%	11/15/2034	900,285
400,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	401,449
Total Mortgage Backed Securities (Cost $41,202,935)				41,310,330

Asset Backed Securities - 10.4%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	552,934
900,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	898,767
162,885	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	163,965
835,000	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	836,044
213,877	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	213,846
89,375	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	89,604
1,000,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-4 A^	1.93%	07/20/2048	995,256
590,000	GTP Acquisition Partners I LLC, Series 2015-1-2^	3.48%	06/15/2050	622,644
1,575,000	HPEFS Equipment Trust, Series 2021-2A B^	0.61%	09/20/2028	1,573,335
700,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	712,639
500,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	510,532
1,300,000	HPEFS Equipment Trust, Series 2021-1A A2^	0.27%	03/20/2031	1,299,599
167,654	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.53%	12/19/2036	168,074
733,895	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.33%	03/19/2037	736,065
1,116,311	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	1,115,728
537,770	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	548,369
579,217	Nationstar HECM Loan Trust, Series 2020-1 A#^	1.27%	09/25/2030	581,376
353,634	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	353,591
145,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	145,466
374,630	Progress Residential Trust, Series 2019-SFR1^	3.42%	03/19/2036	379,058
600,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	612,762
274,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	279,524
300,000	SBA Tower Trust, Series 2020-1-2^	1.88%	07/15/2050	303,976
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	855,434
750,000	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	753,319
445,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	444,995
1,125,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,122,631
500,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	511,542
Total Asset Backed Securities (Cost $17,324,511)				17,381,075

U.S. Treasury Notes - 23.7%
1,000,000	United States Treasury Note	2.63%	12/15/2021	1,005,290
8,000,000	United States Treasury Note	0.38%	03/31/2022	8,012,699
8,000,000	United States Treasury Note	1.63%	08/15/2022	8,107,540
6,775,000	United States Treasury Note	2.25%	03/31/2026	7,177,001
6,395,000	United States Treasury Note	2.88%	05/15/2028	7,050,238
8,420,000	United States Treasury Note	0.88%	11/15/2030	7,984,199
Total U.S. Treasury Notes (Cost $39,005,578)				39,336,967

Shares
Affiliated Mutual Funds - 11.9%
1,877,653	Brown Advisory Mortgage Securities Fund - Institutional Shares			19,752,914
Total Affiliated Mutual Funds (Cost $19,290,606)				19,752,914

Short-Term Investments - 2.3%
Money Market Funds - 2.3%
3,844,926	First American Government Obligations Fund — Class Z, 0.02%*			3,844,926
Total Short-Term Investments (Cost $3,844,926)				3,844,926
Total Investments - 98.3% (Cost $161,667,195)				163,527,054
Other Assets in Excess of Liabilities - 1.7%				2,773,137
NET ASSETS - 100.0%				$166,300,191

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and money market funds, with a total market value of $23,597,840, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities and U.S. Treasury Notes, with a total market value of $139,929,214, were categorized as Level 2.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 6/30/2021	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 9/30/2021	Dividend Income	Capital Gain Distributions	Shares Owned at 9/30/2021
$20,785,301	$-	$(960,000)	$7,704	$(80,091)	$19,752,914	$53,069	$-	1,877,653